[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (97.2%)
(Unless Otherwise Noted)
Australia (11.5%)
Beverages
Foster’s Group Ltd.		1,035,350	$5,738
McGuigan Simeon Wines Ltd.	(a)	560,600	1,329
			7,067
Capital Markets
Macquarie Bank Ltd.		52,550	3,518
Commercial Banks
Australia & New Zealand Banking Group Ltd.		179,909	4,323
Commonwealth Bank of Australia		39,650	1,613
National Australia Bank Ltd.		211,650	6,918
Westpac Banking Corp.		250,450	5,340
			18,194
Diversified Financial Services
Suncorp Metway Ltd.		220,753	3,715
Food & Staples Retailing
Metcash Ltd.		650,700	2,596
Hotels, Restaurants & Leisure
Tattersall’s Ltd.		1,165,600	4,857
Industrial Conglomerates
Wesfarmers Ltd.		195,500	5,971
Insurance
QBE Insurance Group Ltd.		153,300	3,912
Metals & Mining
BHP Billiton Ltd.		752,727	18,204
Rio Tinto Ltd.		136,350	8,694
			26,898
Multiline Retail
Harvey Norman Holdings Ltd.		918,100	3,506
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.		187,050	3,611
Textiles, Apparel & Luxury Goods
Billabong International Ltd.		315,750	4,267
			88,112
China (9.0%)
Airlines
Air China Ltd., ‘H’		3,626,000	2,511
Automobiles
Dongfeng Motor Group Co Ltd.	(a)	3,844,000	2,096
Commercial Banks
Bank of China Ltd.	(a)	3,857,000	1,920
China Construction Bank, ‘H’		20,627,000	11,801
Hang Seng Bank, Ltd.		204,900	2,911
			16,632
Construction & Engineering
China Communications Construction Co., Ltd.	(a)	1,703,000	2,053
Diversified Telecommunication Services
China Netcom Group Corp. Hong Kong Ltd.		1,187,000	3,099
Electrical Equipment
Harbin Power Equipment		1,667,000	1,877

Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(e)	1,616,000	@—
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.		1,400,000	2,147
Huaneng Power International, Inc., ‘H’		3,684,000	3,206
			5,353
Insurance
China Life Insurance Co., Ltd., ‘H’		709,000	2,037
PICC Property & Casualty Co., Ltd., ‘H’	(a)	5,250,000	3,010
Ping An Insurance Group Co. of China Ltd., ‘H’		926,000	4,539
			9,586
Marine
Cosco Holdings		4,067,000	3,992
Metals & Mining
Maanshan Iron & Steel		3,679,000	2,415
Oil, Gas & Consumable Fuels
China Coal Energy Co.	(a)	3,432,000	3,668
PetroChina Co., Ltd., ‘H’		2,780,000	3,298
			6,966
Real Estate
Wharf Holdings Ltd.		650,500	2,414
Road & Rail
MTR Corp., Ltd.		825,500	2,067
Specialty Retail
GOME Electrical Appliances Holdings Ltd.		2,548,000	2,834
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		606,000	5,510
			69,405
Hong Kong (4.4%)
Commercial Banks
Dah Sing Financial Holdings Ltd.		53,600	468
Industrial & Commercial Bank of China Ltd.	(a)	7,510,000	4,210
			4,678
Household Durables
Samson Holding Ltd.		3,760,000	2,156
Techtronic Industries Co.		1,977,000	2,383
			4,539
Industrial Conglomerates
Hutchison Whampoa Ltd.		206,000	1,981
Real Estate
Cheung Kong Holdings Ltd.		192,000	2,430
Great Eagle Holdings Ltd.		516,000	1,750
HongKong Land Holdings Ltd.		420,000	1,957
Hysan Development Co., Ltd.		477,000	1,297
New World Development Ltd.		2,201,800	4,994
Swire Pacific Ltd., ‘A’		147,000	1,650
			14,078
Specialty Retail
Esprit Holdings Ltd.		681,500	7,994
Transportation Infrastructure
COSCO Pacific Ltd.		90,000	223
			33,493
India (1.5%)
Commercial Banks
Punjab National Bank Ltd.	(b)	241,000	3,146
Electrical Equipment
ABB Ltd.		36,000	2,940
Bharat Heavy Electricals Ltd.		103,237	5,371
			8,311
			11,457

Indonesia (2.8%)
Automobiles
Astra International Tbk PT	1,765,500	2,554
Commercial Banks
Bank Central Asia Tbk PT	2,672,000	1,493
Bank Mandiri Persero Tbk PT	1,580,000	433
Bank Rakyat Indonesia PT	4,027,000	2,229
		4,155
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	1,819,500	1,017
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	4,981,500	5,377
Food Products
Astra Agro Lestari Tbk PT	1,194,500	1,649
Indofood Sukses Makmur Tbk PT	6,571,000	1,094
Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,571,000	1,068
		3,811
Machinery
United Tractors Tbk PT	2,631,500	2,134
Metals & Mining
International Nickel Indonesia Tbk PT	100,500	599
Multiline Retail
Mitra Adiperkasa Tbk PT	5,554,800	469
Real Estate
Kawasan Industries Jababeka Tbk PT	63,752,000	1,537
		21,653
Japan (48.2%)
Auto Components
Toyoda Gosei Co., Ltd.	50,100	1,184
Automobiles
Nissan Motor Co., Ltd.	937,500	10,048
Suzuki Motor Corp.	276,600	7,183
Toyota Motor Corp.	216,600	13,877
Yamaha Motor Co., Ltd.	226,300	6,337
		37,445
Building Products
Daikin Industries Ltd.	210,800	7,334
Nippon Sheet Glass Co., Ltd.	520,000	2,727
Sanwa Shutter Corp.	489,000	3,046
		13,107
Chemicals
Daicel Chemical Industries Ltd.	667,000	4,556
Denki Kagaku Kogyo KK	1,148,000	5,378
Kaneka Corp.	530,000	5,055
Lintec Corp.	166,600	3,287
Mitsubishi Chemical Holdings Corp.	742,000	6,316
Nifco, Inc.	163,000	4,219
Shin-Etsu Polymer Co., Ltd.	261,900	3,198
Teijin Ltd.	870,000	4,910
Toyo Ink Manufacturing Co., Ltd.	387,000	1,445
		38,364
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	316,000	4,972
Nissha Printing Co., Ltd.	42,300	1,120
		6,092
Computers & Peripherals
Fujitsu Ltd.	1,039,000	6,921
Mitsumi Electric Co., Ltd.	246,600	8,162
NEC Corp.	1,262,000	6,768

Toshiba Corp.	1,325,000	8,849
		30,700
Construction & Engineering
Kyudenko Corp.	249,000	1,570
Maeda Road Construction Co., Ltd.	194,000	1,531
Obayashi Corp.	653,000	4,212
Sanki Engineering Co., Ltd.	95,000	610
		7,923
Consumer Finance
Hitachi Capital Corp.	210,600	4,209
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	910	4,811
Electric Utilities
Tokyo Electric Power Co., Inc.	80,000	2,736
Electrical Equipment
Furukawa Electric Co., Ltd.	906,000	5,536
Electronic Equipment & Instruments
Hitachi Ltd.	1,114,000	8,641
Kyocera Corp.	81,600	7,693
Ryosan Co., Ltd.	112,000	2,880
TDK Corp.	80,900	7,016
		26,230
Food & Staples Retailing
FamilyMart Co., Ltd.	159,300	4,434
Food Products
House Foods Corp.	128,800	2,197
Nippon Meat Packers, Inc.	301,000	3,681
		5,878
Household Durables
Casio Computer Co., Ltd.	304,500	6,667
Matsushita Electric Industrial Co., Ltd.	501,000	10,097
Rinnai Corp.	80,400	2,142
Sekisui Chemical Co., Ltd.	618,000	4,925
Sekisui House Ltd.	360,000	5,603
Sony Corp.	134,000	6,811
		36,245
Leisure Equipment & Products
Fuji Photo Film Co., Ltd.	176,300	7,211
Yamaha Corp.	247,600	5,526
		12,737
Machinery
Amada Co., Ltd.	473,000	5,407
Daifuku Co., Ltd.	314,000	4,551
Fuji Machine Manufacturing Co., Ltd.	143,900	2,336
Fujitec Co., Ltd.	212,000	1,454
Kurita Water Industries Ltd.	244,500	5,913
Minebea Co., Ltd.	633,000	3,921
Mitsubishi Heavy Industries Ltd.	1,573,000	10,172
Tsubakimoto Chain Co.	648,000	4,075
		37,829
Media
Toho Co., Ltd.	92,600	1,807
Metals & Mining
Mitsui Mining & Smelting Co.	723,000	3,970
Nippon Steel Corp.	422,000	2,965
		6,935
Office Electronics
Canon, Inc.	229,600	12,333
Ricoh Co., Ltd.	429,000	9,666
		21,999

Pharmaceuticals
Astellas Pharmaceutical, Inc.		162,400	7,001
Daiichi Sankyo Co., Ltd.		248,000	7,597
Ono Pharmaceutical Co., Ltd.		107,300	6,010
			20,608
Road & Rail
East Japan Railway Co.		654	5,095
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.		56,500	5,125
Software
Nintendo Co., Ltd.		51,700	15,027
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.		244,000	3,058
Trading Companies & Distributors
Hitachi High-Technologies Corp.		89,900	2,457
Mitsubishi Corp.		417,900	9,699
Nagase & Co., Ltd.		208,000	2,621
			14,777
			369,891
Malaysia (0.8%)
Commercial Banks
Public Bank Bhd		268,600	699
Construction & Engineering
IJM Corp., Bhd		531,250	1,329
Food Products
Kuala Lumpur Kepong Bhd		412,500	1,432
PPB Oil Palms Bhd		403,000	1,515
			2,947
Multi-Utilities
YTL Corp., Bhd		666,000	1,320
			6,295
Pakistan (0.4%)
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.		1,377,230	2,694
Philippines (0.9%)
Diversified Financial Services
Ayala Corp.		218,450	2,535
Wireless Telecommunication Services
Philippine Long Distance Telephone Co.		81,570	4,269
			6,804
Singapore (6.0%)
Commercial Banks
DBS Group Holdings Ltd.		300,000	4,232
Oversea-Chinese Banking Corp.		644,400	3,823
United Overseas Bank Ltd.		460,000	6,367
			14,422
Commercial Services & Supplies
Indofood Agri Resources Ltd.	(a)	399,000	308
Computers & Peripherals
Unisteel Technology Ltd.		1,524,500	2,954
Industrial Conglomerates
SembCorp Industries Ltd.		474,000	1,593
Real Estate
CapitaLand Ltd.		1,329,000	7,008
CDL Hospitality Trusts REIT		3,168,700	4,157
City Developments Ltd.		419,000	4,032
Suntec REIT		2,803,000	3,658
United Industrial Corp., Ltd.		4,030,000	7,703
			26,558
			45,835

South Korea (6.5%)
Building Products
EnE System, Inc.	(a)	274,690	2,575
Chemicals
Honam Petrochemical Corp.		6,077	526
SSCP Co., Ltd.	(a)	36,470	1,045
LG Petrochemical Co., Ltd.		31,048	916
			2,487
Commercial Banks
Kookmin Bank		58,630	5,260
Shinhan Financial Group Co., Ltd.		77,520	4,449
			9,709
Construction & Engineering
GS Engineering & Construction Corp.		23,160	2,073
Hyundai Engineering & Construction Co., Ltd.	(a)	28,110	1,515
Samsung Engineering Co., Ltd.		23,000	1,432
			5,020
Food & Staples Retailing
Shinsegae Co., Ltd.		3,676	2,110
Household Durables
Woongjin Coway Co., Ltd.		95,650	2,684
Industrial Conglomerates
LG Corp.		63,250	2,141
Orion Corp.		1,408	349
			2,490
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)	15,240	2,551
Internet Software & Services
CDNetworks Co., Ltd.	(a)	16,990	483
NHN Corp.	(a)	20,910	3,067
			3,550
Machinery
Doosan Infracore Co., Ltd.		84,260	2,150
Hyundai Heavy Industries		12,122	2,422
Hyundai Mipo Dockyard		12,696	2,341
			6,913
Media
Cheil Communications, Inc.		7,270	1,816
Personal Products
Amorepacific Corp.		3,737	2,058
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		3,383	2,025
Samsung Electronics Co., Ltd. (Preference)		4,323	2,033
			4,058
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		46,900	1,882
			49,903
Taiwan (4.8%)
Chemicals
Eternal Chemical Co Ltd.		770,000	1,298
Formosa Chemicals & Fibre Corp.		610,000	1,170
			2,468
Commercial Banks
Chang Hwa Commercial Bank	(a)	3,544,000	2,137
Computers & Peripherals
Foxconn Technology Co., Ltd.		128,000	1,453
High Tech Computer Corp.		40,400	623
Sunrex Technology Corp.		1,094,000	1,355
Wistron Corp.		393,268	596
			4,027

Electronic Equipment & Instruments
Delta Electronics, Inc.		1,612,519	5,214
Everlight Electronics Co., Ltd.		587,080	2,289
Hon Hai Precision Industry Co., Ltd.		793,756	5,325
Tripod Technology Corp.		462,640	1,901
TXC Corp.		483,000	900
			15,629
Insurance
Cathay Financial Holding Co., Ltd.		1,124,967	2,336
Shin Kong Financial Holding Co., Ltd.		174,908	155
			2,491
Marine
Evergreen Marine Corp., Taiwan Ltd.		2,531,000	1,614
Yang Ming Marine Transport Corp.		3,215,000	2,215
			3,829
Semiconductors & Semiconductor Equipment
MediaTek, Inc.		228,000	2,618
Siliconware Precision Industries Co.		758,000	1,420
Transced Information, Inc.		521,151	1,969
			6,007
			36,588
Thailand (0.4%)
Commercial Banks
Bangkok Bank PCL (Foreign)		359,000	1,159
Kasikornbank PCL (Foreign)		751,000	1,437
			2,596
Household Durables
Land & Houses PCL (Foreign)		1,685,100	356
			2,952
TOTAL COMMON STOCKS
(Cost $549,684)			745,082
INVESTMENT COMPANIES (1.1%)
India (1.1%)
Morgan Stanley Growth Fund	(c)	8,615,401	8,464
Singapore (0.0%)
Cityspring Infrastructure Trust	(a)	248,000	243
TOTAL INVESTMENT COMPANIES
(Cost $1,738)			8,707
		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.28%
dated 3/30/07, due 4/2/07,
repurchase price $11,728 (Cost $11,723)	$ (d)	11,723	11,723
TOTAL INVESTMENTS + (99.8%)
(Cost $563,145)			765,512
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)			1,576
NET ASSETS (100%)			$767,088

(a)	Non-income producing.
(b)	Securities were valued at fair value — At March 31, 2007, the Fund held $3,146,000 of fair-valued securities, representing 0.41% % of net assets.
(c)

The Morgan Stanley Growth Fund, acquired at a cost of $1,592,902 is advised by an affiliate of the Adviser. During the period ended March 31, 2007, there were no purchases or sales of this security. The Fund derived no income from this security during the period ended March 31, 2007.

(d)	Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(e)	Security has been deemed illiquid at March 31, 2007.
@	Value is less than $500.
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $563,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $202,367,000 of which $222,235,000 related to appreciated securities and $19,868,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

						Net
Currency				In		Unrealized
to				Exchange		Appreciation
Deliver		Value	Settlement	For	Value	(Depreciation)
(000)		(000)	Date	(000)	(000)	(000)
USD	142	$ 142	4/2/07	HKD 1,111	$ 142	$ @—

HKD  — Hong Kong Dollar

USD   — United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07